Summary of Significant Accounting Policies and Critical Accounting Estimates (Exchange Rates of Key Currencies) (Details)	Dec. 31, 2014	Dec. 31, 2013
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	1.2141	1.3791
Annual average exchange rate	1.3287	1.3281
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	1.5587	1.6542
Annual average exchange rate	1.6474	1.5642
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	1.0097	1.1234
Annual average exchange rate	1.0938	1.0791
Australian Dollar (AUD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.8187	0.8942
Annual average exchange rate	0.9025	0.9683
Canadian Dollar (CAD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.8633	0.9400
Annual average exchange rate	0.9059	0.9710
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.0084	0.0095
Annual average exchange rate	0.0095	0.0103
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.1611	0.1652
Annual average exchange rate	0.1623	0.1626